Equity-Based Compensation - Share Activity (Details) - shares			12 Months Ended
	Dec. 07, 2021	Jun. 11, 2019	Dec. 31, 2021	Dec. 31, 2019	Oct. 22, 2020
Share-based Compensation Arrangement By Share-based Payment Award Options Nonvested Number Of Shares [RollForward]
Beginning balance (in shares)			0
Granted (in shares)			482,000
Vested (in shares)			0
Forfeited (in shares)			0
Ending balance (in shares)			482,000
Class B Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)				0
Granted (in shares)		100		100
Vested (in shares)				(10)
Forfeited (in shares)				0
Ending balance (in shares)				90
Unvested as of October 22, 2020				90	90
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)			0
Granted (in shares)			9,650,000
Vested (in shares)			(5,640,000)
Forfeited (in shares)			(250,000)
Ending balance (in shares)			3,760,000
Unvested as of October 22, 2020			3,760,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)			0
Granted (in shares)	273,300		403,300
Vested (in shares)			0
Forfeited (in shares)			0
Ending balance (in shares)			403,300
Unvested as of October 22, 2020			403,300
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)			0
Granted (in shares)			150,000
Vested (in shares)			0
Forfeited (in shares)			0
Ending balance (in shares)			150,000
Unvested as of October 22, 2020			150,000